Document and Entity Information	Apr. 19, 2023
Document And Entity Information [Line Items]
Entity Information, Former Legal or Registered Name	Alvarium Tiedemann Holdings,Inc.
Amendment Flag	false
Entity Central Index Key	0001838615
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 19, 2023
Entity Registrant Name	AlTi Global, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40103
Entity Tax Identification Number	92-1552220
Entity Address, Address Line One	520 Madison Avenue
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	396-5904
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	ALTI
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Class A Common Stock At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one Class A common stock at an exercise price of $11.50
Trading Symbol	ALTIW
Security Exchange Name	NASDAQ